Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,025,577		$ 427,898			$ 639,916
Prepaid expenses and other current assets	30,415		49,909			41,639
Total current assets	2,055,992		477,807			681,555
Operating lease right-of-use asset	48,962		68,229	$ 82,000		24,453	$ 60,000
Other assets	5,752		5,752			5,752
Total assets	2,110,706		551,788			711,760
Current liabilities
Accounts payable	198,820		39,320			43,678
Unearned revenue	76,761		76,761			76,761
Accrued expenses	278,472		208,857			95,020
Promissory note	33,856		33,856			0
Current portion of operating lease liability	45,043		40,790			27,014
Total current liabilities	632,952		399,584			242,473
Long-term liabilities
Unearned revenue	1,986,183		2,024,564			2,101,325
Promissory note	21,544		21,544			0
Operating lease liability	4,172		27,809			0
Convertible promissory notes, net	1,019,086		902,231			708,070
Total liabilities	3,663,937		3,375,732			3,051,868
Commitments and contingencies
Stockholders' deficit
Preferred stock, $.001 par value per share, 1,000,000 shares authorized; no shares issued	0		0			0
Common stock, par value $.001 per share, 200,000,000 shares authorized, 143,446,788 and 133,441,778 issued and outstanding	143,447		133,442			131,507
Additional paid-in capital	107,913,605		105,934,572			104,896,975
Accumulated deficit	(109,610,283)		(108,891,958)			(107,368,590)
Total stockholders' deficit	(1,553,231)	$ (3,119,842)	(2,823,944)	$ (2,724,819)	$ (2,435,091)	(2,340,108)		$ (2,212,053)
Total liabilities and stockholders' deficit	$ 2,110,706		$ 551,788			$ 711,760